RELATED PARTY TRANSACTIONS BALANCES	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS BALANCES

NOTE 9– RELATED PARTY TRANSACTIONS BALANCES

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the six months ended June 30, 2024 and the six months ended June 30, 2023 is set out below:

	June 30, 2024	June 30, 2023
salary (cost of sales)	226,849	122,036
consulting (research and development)	61,362	-
salary (intangible asset – software)	-	93,278
consulting (professional fees)	82,025	96,200
salary (general and administrative expenses)	931,769	286,715
Share based payments	2,767,185	-
	$4,069,190	$598,229

As at June 30, 2024, $842 was owed from shareholders of the company (December 31, 2023– $843). Amounts owed were recorded in amounts receivable are non-interest bearing and unsecured.

As at June 30, 2024, $302,900 was owed to directors of the Company (December 31, 2023– $450,048). Amounts due were recorded in accounts payable are non-interest bearing and unsecured.